Submission	Jun. 22, 2026
Submission [Line Items]
Central Index Key	0001943802
Registrant Name	First Seacoast Bancorp, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES